DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE
Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2023 and December 31, 2022 are summarized as follows:

(in thousands of $)	2023	2022
Interest rate swaps	35,895	32,858
Bunker derivatives	374	265
Foreign currency swaps	48	—
Asset Derivatives - Fair Value	36,317	33,123

(in thousands of $)	2023	2022
Interest rate swaps	160	—
Foreign currency swaps	79	10
Bunker derivatives	590	1,303
Liability Derivatives - Fair Value	829	1,313

During the six months ended June 30, 2023 and June 30, 2022, the following amounts were recognized in the consolidated statement of operations under the line item "Gain (loss) on derivatives":

(in thousands of $)		2023	2022
Interest rate swaps	Mark to market gain	9,625	23,798
Foreign currency swaps	Mark to market loss	(21)	(189)
Forward freight agreements	Mark to market gain (loss)	(2,689)	481
Bunker derivatives	Mark to market gain	47	1,787
Total		6,962	25,877